UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Global Balanced Fund

January 31, 2016

GBL-QTLY-0316
1.813033.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.9%
		Shares	Value
Australia - 1.4%
AMP Ltd.		105,987	$408,436
Ardent Leisure Group unit		138,410	203,014
Australia & New Zealand Banking Group Ltd.		19,440	337,459
BHP Billiton Ltd.		24,215	265,928
BlueScope Steel Ltd.		67,320	225,250
Cimic Group Ltd.		13,250	228,526
Coca-Cola Amatil Ltd.		44,858	268,555
Commonwealth Bank of Australia		20,641	1,166,745
Computershare Ltd.		41,348	308,698
Corporate Travel Managemnt Ltd.		17,596	150,011
CSL Ltd.		5,415	403,358
Iluka Resources Ltd.		76,056	298,402
John Fairfax Holdings Ltd.		439,766	279,026
Lendlease Group unit		36,338	339,327
Macquarie Group Ltd.		9,747	502,766
Myer Holdings Ltd.		259,803	192,896
QBE Insurance Group Ltd.		49,873	390,130
Sims Metal Management Ltd.		47,448	231,481
Suncorp Group Ltd.		36,903	307,866
Sydney Airport unit		101,193	476,507

TOTAL AUSTRALIA			6,984,381

Austria - 0.3%
Andritz AG		16,500	767,223
Erste Group Bank AG (a)		28,800	831,935

TOTAL AUSTRIA			1,599,158

Bailiwick of Jersey - 0.9%
Randgold Resources Ltd.		1,502	106,597
Shire PLC		47,900	2,686,809
Wizz Air Holdings PLC		7,000	189,539
Wolseley PLC		15,772	782,396
WPP PLC		37,700	819,881

TOTAL BAILIWICK OF JERSEY			4,585,222

Bermuda - 0.3%
DVN Holdings Ltd. (a)		742,000	124,992
Shangri-La Asia Ltd.		116,000	108,064
Vostok Emerging Finance Ltd. (depository receipt) (a)		1,072,202	126,914
Vostok New Ventures Ltd. SDR (a)		219,261	1,123,901

TOTAL BERMUDA			1,483,871

Canada - 2.2%
AGF Management Ltd. Class B (non-vtg.)		700	2,353
Agnico Eagle Mines Ltd. (Canada)		4,450	131,890
Agrium, Inc.		1,970	172,011
AGT Food & Ingredients, Inc.		1,500	37,604
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,630	332,127
Allied Properties (REIT)		4,290	101,975
ARC Resources Ltd.		8,920	119,897
AutoCanada, Inc.		1,970	27,956
Avigilon Corp. (a)		2,830	26,464
Bank of Nova Scotia		4,760	195,001
Canadian Energy Services & Technology Corp.		14,400	40,191
Canadian National Railway Co.		11,820	640,823
Canadian Natural Resources Ltd.		4,410	94,408
Canadian Pacific Railway Ltd.		610	73,327
CCL Industries, Inc. Class B		710	100,096
Cenovus Energy, Inc.		7,910	97,456
CGI Group, Inc. Class A (sub. vtg.) (a)		4,000	171,433
CI Financial Corp.		1,480	32,687
Constellation Software, Inc.		360	131,059
Continental Gold, Inc. (a)		10,700	11,839
Corus Entertainment, Inc. (a)(b)		5,400	34,692
DHX Media Ltd.		6,180	34,762
Enbridge, Inc.		11,430	397,019
Fairfax Financial Holdings Ltd. (sub. vtg.)		370	190,509
George Weston Ltd.		3,830	295,295
Gildan Activewear, Inc.		4,570	115,351
Goldcorp, Inc.		5,030	57,305
H&R REIT/H&R Finance Trust		6,170	83,021
Hydro One Ltd. (a)		1,660	26,353
Imperial Oil Ltd.		7,200	220,744
Intact Financial Corp.		3,220	193,076
Jean Coutu Group, Inc. Class A (sub. vtg.)		5,090	71,541
Keyera Corp.		3,376	92,539
Labrador Iron Ore Royalty Corp.		3,940	24,975
Lundin Mining Corp. (a)		26,170	64,823
Methanex Corp.		1,500	39,981
Metro, Inc. Class A (sub. vtg.)		1,100	32,516
National Bank of Canada		5,550	158,351
North West Co., Inc.		6,110	133,156
Novadaq Technologies, Inc. (a)		1,520	16,735
Open Text Corp.		3,110	152,159
Painted Pony Petroleum Ltd. (a)		10,410	31,210
Paramount Resources Ltd. Class A (a)		3,560	11,690
Parkland Fuel Corp.		4,030	63,863
Pason Systems, Inc.		5,260	67,322
Peyto Exploration & Development Corp.		4,660	100,225
Potash Corp. of Saskatchewan, Inc.		2,830	46,140
Power Corp. of Canada (sub. vtg.)		13,370	283,548
PrairieSky Royalty Ltd.		6,237	88,776
Premium Brands Holdings Corp.		4,000	119,923
Quebecor, Inc. Class B (sub. vtg.)		3,210	81,344
Raging River Exploration, Inc. (a)		8,920	56,988
Rogers Communications, Inc. Class B (non-vtg.)		12,410	424,947
RONA, Inc.		8,600	75,509
Royal Bank of Canada		21,790	1,128,463
Seven Generations Energy Ltd. (a)		2,530	28,462
Silver Wheaton Corp.		10,080	118,796
Spartan Energy Corp. (a)		31,420	56,744
Stantec, Inc.		3,080	75,060
Stella-Jones, Inc.		1,700	51,368
Sun Life Financial, Inc.		15,660	449,153
Suncor Energy, Inc.		24,982	591,693
Tahoe Resources, Inc.		7,720	59,957
Teck Resources Ltd. Class B (sub. vtg.)		8,510	31,771
TELUS Corp.		13,070	363,579
The Toronto-Dominion Bank		28,410	1,077,872
Torex Gold Resources, Inc. (a)		57,460	51,681
TransForce, Inc.		4,780	71,654
Uranium Participation Corp. (a)		3,840	13,897
Valeant Pharmaceuticals International, Inc. (Canada) (a)		3,290	302,955
West Fraser Timber Co. Ltd.		2,140	73,553
WestJet Airlines Ltd.		3,890	52,537
Whitecap Resources, Inc. (c)		10,680	58,397
Winpak Ltd.		1,380	44,122
ZCL Composites, Inc.		11,230	57,076

TOTAL CANADA			11,185,775

Cayman Islands - 0.3%
Baidu.com, Inc. sponsored ADR (a)		1,100	179,597
CK Hutchison Holdings Ltd.		33,500	418,572
Imax China Holding, Inc.		11,100	71,002
JD.com, Inc. sponsored ADR (a)		20,000	520,600
Tencent Holdings Ltd.		20,200	379,491

TOTAL CAYMAN ISLANDS			1,569,262

China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		27,500	124,593
Curacao - 0.1%
Schlumberger Ltd.		7,500	542,025
Denmark - 0.9%
Carlsberg A/S Series B		14,900	1,256,183
DSV de Sammensluttede Vognmaend A/S		14,000	544,830
Novozymes A/S Series B		21,116	881,365
William Demant Holding A/S (a)		18,700	1,648,421

TOTAL DENMARK			4,330,799

Finland - 0.3%
Amer Group PLC (A Shares)		27,300	747,239
Valmet Corp.		66,600	662,124

TOTAL FINLAND			1,409,363

France - 1.3%
Amundi SA (a)		3,800	159,169
Bollore Group		208,740	842,460
Christian Dior SA		1,405	237,623
Eurazeo SA		12,600	769,154
Havas SA		176,000	1,402,396
Publicis Groupe SA		14,024	841,234
Total SA		21,800	968,376
Wendel SA		8,700	871,228
Zodiac Aerospace		27,400	571,372

TOTAL FRANCE			6,663,012

Germany - 2.1%
adidas AG		16,800	1,729,940
Bayer AG		7,200	810,333
Brenntag AG		20,500	1,005,888
CompuGroup Medical AG		20,100	808,383
Fresenius SE & Co. KGaA		12,500	829,473
GEA Group AG		20,096	843,090
LEG Immobilien AG		16,656	1,352,005
SAP AG		43,343	3,453,785

TOTAL GERMANY			10,832,897

Hong Kong - 0.6%
AIA Group Ltd.		219,000	1,217,523
Hang Seng Bank Ltd.		20,100	334,215
Lenovo Group Ltd.		148,000	132,851
New World Development Co. Ltd.		272,762	223,288
Power Assets Holdings Ltd.		27,000	246,789
SJM Holdings Ltd.		373,000	246,162
Sun Art Retail Group Ltd.		180,000	101,547
Techtronic Industries Co. Ltd.		85,500	324,404

TOTAL HONG KONG			2,826,779

India - 0.0%
InterGlobe Aviation Ltd. (a)		1,307	17,028
Kotak Mahindra Bank Ltd.		10,000	101,472

TOTAL INDIA			118,500

Ireland - 1.4%
Alkermes PLC (a)		45,400	1,453,254
DCC PLC (United Kingdom)		13,000	1,003,639
James Hardie Industries PLC CDI		32,477	376,336
Medtronic PLC		38,000	2,884,960
Prothena Corp. PLC (a)		3,000	116,850
Ryanair Holdings PLC sponsored ADR		8,182	641,060
United Drug PLC (United Kingdom)		105,417	788,001

TOTAL IRELAND			7,264,100

Isle of Man - 0.6%
Optimal Payments PLC (a)		278,333	1,603,620
Playtech Ltd.		121,605	1,336,380

TOTAL ISLE OF MAN			2,940,000

Israel - 0.2%
Sarine Technologies Ltd.		282,500	307,897
Teva Pharmaceutical Industries Ltd. sponsored ADR		8,840	543,483

TOTAL ISRAEL			851,380

Japan - 3.8%
AEON Financial Service Co. Ltd.		20,600	473,904
Asahi Group Holdings		10,600	340,226
Asahi Kasei Corp.		33,000	214,413
Bridgestone Corp.		12,500	455,400
Casio Computer Co. Ltd.		20,700	401,645
Dai-ichi Mutual Life Insurance Co.		21,200	293,021
Daifuku Co. Ltd.		17,800	297,216
Daikin Industries Ltd.		7,200	486,478
Eiken Chemical Co. Ltd.		7,200	151,741
Fuji Heavy Industries Ltd.		15,400	630,213
Hitachi Metals Ltd.		56,400	634,588
Hoya Corp.		24,900	961,197
Itochu Corp.		29,800	350,237
Kubota Corp.		32,600	481,828
Kyudenko Corp.		7,000	139,555
Lawson, Inc.		5,200	410,573
LIXIL Group Corp.		26,000	548,734
NEC Corp.		242,000	640,945
Nihon Kohden Corp.		13,400	301,330
Nihon Parkerizing Co. Ltd.		11,500	109,102
Nintendo Co. Ltd.		3,000	420,641
Nippon Ceramic Co. Ltd.		10,000	152,444
Nippon Shinyaku Co. Ltd.		13,000	452,876
Nitori Holdings Co. Ltd.		5,700	462,987
Nitto Denko Corp.		6,700	385,278
NTT DOCOMO, Inc.		38,300	849,427
Olympus Corp.		2,000	77,988
ORIX Corp.		71,100	1,005,529
Panasonic Corp.		62,700	588,763
ROHM Co. Ltd.		13,000	590,796
Shimamura Co. Ltd.		3,200	357,955
SoftBank Corp.		13,100	576,865
Stanley Electric Co. Ltd.		8,200	180,465
Sumitomo Mitsui Financial Group, Inc.		15,800	530,068
Sumitomo Mitsui Trust Holdings, Inc.		86,000	274,976
T&D Holdings, Inc.		17,100	195,671
THK Co. Ltd.		8,700	139,015
Tokyo Electron Ltd.		8,000	518,004
Tokyu Fudosan Holdings Corp.		24,100	158,054
Toray Industries, Inc.		67,000	567,947
Tosoh Corp.		116,000	561,349
Toyota Motor Corp.		12,200	734,801
Tsuruha Holdings, Inc.		5,200	431,521
Yahoo! Japan Corp.		91,500	349,065
Yamaha Motor Co. Ltd.		22,200	444,680

TOTAL JAPAN			19,329,511

Luxembourg - 0.0%
Samsonite International SA		69,600	180,408
Malta - 0.2%
Kambi Group PLC (a)		52,200	767,759
Netherlands - 0.2%
LyondellBasell Industries NV Class A		400	31,188
RELX NV		57,299	956,118

TOTAL NETHERLANDS			987,306

New Zealand - 0.0%
Chorus Ltd. (a)		43,329	105,216
Norway - 0.6%
Statoil ASA		167,200	2,287,877
TGS Nopec Geophysical Co. ASA		58,800	852,147

TOTAL NORWAY			3,140,024

Singapore - 0.1%
CapitaLand Ltd.		127,000	276,073
Jardine Cycle & Carriage Ltd.		4,700	124,182
Keppel Corp. Ltd.		41,000	146,218
Rex International Holdings Ltd. (a)		870,800	46,240

TOTAL SINGAPORE			592,713

South Africa - 0.2%
Naspers Ltd. Class N		8,000	1,010,985
Spain - 0.4%
Amadeus IT Holding SA Class A		30,100	1,229,246
Red Electrica Corporacion SA		12,800	1,036,339

TOTAL SPAIN			2,265,585

Sweden - 2.3%
Elekta AB (B Shares)		177,998	1,327,436
Getinge AB (B Shares)		101,800	2,242,283
H&M Hennes & Mauritz AB (B Shares)		40,241	1,317,781
Hemfosa Fastigheter AB		71,700	708,506
Indutrade AB		18,500	984,900
Kungsleden AB		118,895	795,092
Lundbergfoeretagen AB		5,600	286,686
Pandox AB (a)		46,500	724,468
Sandvik AB		143,000	1,196,667
Svenska Cellulosa AB (SCA) (B Shares)		47,800	1,416,680
Svenska Handelsbanken AB (A Shares)		54,400	684,483

TOTAL SWEDEN			11,684,982

Switzerland - 0.6%
Chubb Ltd.		12,000	1,356,840
Credit Suisse Group AG		34,428	609,905
Julius Baer Group Ltd.		24,210	1,027,638

TOTAL SWITZERLAND			2,994,383

United Kingdom - 4.6%
Aberdeen Asset Management PLC		223,143	786,548
Aldermore Group PLC		175,800	544,513
Ashmore Group PLC		27,883	87,685
Babcock International Group PLC		80,230	1,051,380
Big Yellow Group PLC		74,900	824,870
Bunzl PLC		41,385	1,107,155
Compass Group PLC		77,035	1,325,764
Dechra Pharmaceuticals PLC		59,500	849,894
Diploma PLC		77,300	740,471
Essentra PLC		23,282	244,666
Imperial Tobacco Group PLC		25,058	1,356,782
International Personal Finance PLC		307,500	1,060,217
ITV PLC		137,500	525,645
London Stock Exchange Group PLC		24,645	872,664
Micro Focus International PLC		38,100	754,653
Prudential PLC		69,256	1,360,616
Rolls-Royce Group PLC		98,416	782,855
Schroders PLC		13,036	509,333
Senior Engineering Group PLC		201,400	630,145
Shawbrook Group PLC		158,113	669,576
Softcat PLC (a)		125,200	610,191
St. James's Place Capital PLC		34,420	471,255
Standard Chartered PLC:
(Hong Kong)		34,842	239,321
(United Kingdom)		294,050	1,983,662
Unite Group PLC		84,100	773,413
Virgin Money Holdings Uk PLC		76,900	346,153
William Hill PLC		486,649	2,709,249

TOTAL UNITED KINGDOM			23,218,676

United States of America - 32.0%
Activision Blizzard, Inc.		5,100	177,582
Acuity Brands, Inc.		4,000	809,720
Adobe Systems, Inc. (a)		110,700	9,866,691
Alaska Air Group, Inc.		52,200	3,674,880
Alphabet, Inc. Class A		13,900	10,582,765
Amazon.com, Inc. (a)		9,700	5,693,900
American Tower Corp.		41,000	3,867,940
ANSYS, Inc. (a)		14,000	1,234,660
AT&T, Inc.		60,000	2,163,600
AutoZone, Inc. (a)		7,000	5,371,730
Ball Corp.		3,000	200,490
Becton, Dickinson & Co.		5,000	726,850
bluebird bio, Inc. (a)		6,100	252,296
Bristol-Myers Squibb Co.		49,900	3,101,784
Celgene Corp. (a)		3,900	391,248
Chevron Corp.		15,500	1,340,285
Cigna Corp.		5,300	708,080
CME Group, Inc.		5,000	449,250
Cognizant Technology Solutions Corp. Class A (a)		65,000	4,115,150
Constellation Brands, Inc. Class A (sub. vtg.)		11,000	1,677,280
Costco Wholesale Corp.		9,300	1,405,416
CVS Health Corp.		24,500	2,366,455
E*TRADE Financial Corp. (a)		35,800	843,448
Edgewell Personal Care Co. (a)		640	47,366
Edwards Lifesciences Corp. (a)		18,200	1,423,422
Electronic Arts, Inc. (a)		27,500	1,774,988
Estee Lauder Companies, Inc. Class A		45,600	3,887,400
Extra Space Storage, Inc.		10,400	943,176
Exxon Mobil Corp.		35,500	2,763,675
Facebook, Inc. Class A (a)		62,800	7,046,788
Harris Corp.		5,500	478,335
Home Depot, Inc.		19,200	2,414,592
Illumina, Inc. (a)		1,500	236,925
Intercept Pharmaceuticals, Inc. (a)		11,000	1,168,530
Interpublic Group of Companies, Inc.		32,000	718,080
Ionis Pharmaceuticals, Inc. (a)		10,700	416,551
J.B. Hunt Transport Services, Inc.		2,000	145,400
Johnson & Johnson		21,000	2,193,240
Kansas City Southern		27,000	1,913,760
L Brands, Inc.		10,000	961,500
Level 3 Communications, Inc. (a)		36,000	1,757,160
LinkedIn Corp. Class A (a)		1,400	277,074
Lockheed Martin Corp.		6,200	1,308,200
lululemon athletica, Inc. (a)		11,700	726,219
MasterCard, Inc. Class A		56,800	5,056,904
McGraw Hill Financial, Inc.		19,900	1,691,898
Medivation, Inc. (a)		89,757	2,935,054
Microsoft Corp.		95,000	5,233,550
Molson Coors Brewing Co. Class B		22,400	2,026,752
Monsanto Co.		540	48,924
Monster Beverage Corp.		2,200	297,066
MSCI, Inc. Class A		48,500	3,338,740
Netflix, Inc. (a)		5,200	477,568
NIKE, Inc. Class B		37,200	2,306,772
Northrop Grumman Corp.		2,300	425,638
O'Reilly Automotive, Inc. (a)		8,700	2,269,830
Orbital ATK, Inc.		4,000	360,920
PayPal Holdings, Inc. (a)		135,000	4,878,900
Post Holdings, Inc. (a)		19,200	1,123,200
Prestige Brands Holdings, Inc. (a)		93,500	4,364,580
Priceline Group, Inc. (a)		300	319,491
Public Storage		2,800	709,968
Raytheon Co.		4,500	577,080
Regeneron Pharmaceuticals, Inc. (a)		600	252,054
Reynolds American, Inc.		83,000	4,145,850
Salesforce.com, Inc. (a)		20,700	1,408,842
ServiceMaster Global Holdings, Inc. (a)		123,300	5,204,493
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		6,000	169,140
Snap-On, Inc.		12,500	2,019,500
Spirit Airlines, Inc. (a)		31,000	1,295,800
Starbucks Corp.		8,000	486,160
Synchrony Financial (a)		22,000	625,240
The Cooper Companies, Inc.		3,100	406,565
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		11,900	2,155,923
Ultragenyx Pharmaceutical, Inc. (a)		4,900	275,135
Under Armour, Inc. Class A (sub. vtg.) (a)		3,000	256,290
UnitedHealth Group, Inc.		22,900	2,637,164
VeriSign, Inc. (a)		3,000	226,800
Verisk Analytics, Inc. (a)		5,000	365,000
Verizon Communications, Inc.		38,000	1,898,860
Visa, Inc. Class A		61,000	4,543,890
Wells Fargo & Co.		22,000	1,105,060
Workday, Inc. Class A (a)		13,000	819,130
Zebra Technologies Corp. Class A (a)		1,804	108,962

TOTAL UNITED STATES OF AMERICA			162,472,574

TOTAL COMMON STOCKS
(Cost $282,102,422)			294,061,239

Convertible Preferred Stocks - 0.3%
United States of America - 0.3%
American Tower Corp. 5.50%
(Cost $1,290,000)		12,900	1,273,875

Investment Companies - 2.5%
United States of America - 2.5%
iShares Barclays TIPS Bond ETF
(Cost $12,583,655)		114,000	12,699,594
		Principal Amount(d)	Value

Nonconvertible Bonds - 7.0%
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	455,859
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	289,977

TOTAL AUSTRALIA			745,836

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	723,398
4.7201% 7/31/18 (Reg. S)	GBP	600,000	888,666

TOTAL BAILIWICK OF JERSEY			1,612,064

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	419,404
Canada - 0.0%
The Toronto-Dominion Bank 2.375% 10/19/16		250,000	252,498
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	175,089	254,588
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	196,927

TOTAL CAYMAN ISLANDS			451,515

France - 0.4%
Arkema SA 3.85% 4/30/20	EUR	300,000	367,357
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (e)		350,000	354,591
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	579,188
EDF SA 4.625% 9/11/24	EUR	150,000	200,782
Iliad SA 4.875% 6/1/16	EUR	500,000	548,763

TOTAL FRANCE			2,050,681

Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	619,321
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	241,583

TOTAL GERMANY			860,904

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	410,230
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (f)	EUR	150,000	174,874
GE Capital International Funding Co. 0.964% 4/15/16 (e)		285,000	285,132

TOTAL IRELAND			460,006

Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	641,831
Korea (South) - 0.1%
Export-Import Bank of Korea 5% 4/11/22		200,000	228,286
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,149
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	203,102

TOTAL KOREA (SOUTH)			631,537

Luxembourg - 0.1%
Actavis Funding SCS 3% 3/12/20		250,000	252,808
Netherlands - 0.8%
Achmea BV 2.5% 11/19/20	EUR	500,000	578,477
CRH Funding BV 1.875% 1/9/24 (Reg. S)	EUR	325,000	359,697
Deutsche Annington Finance BV:
3.2% 10/2/17 (e)		350,000	353,745
5% 10/2/23 (e)		450,000	466,805
Heineken NV 1.4% 10/1/17 (e)		550,000	549,591
LYB International Finance BV 4.875% 3/15/44		500,000	430,686
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	639,648
Volkswagen International Finance NV 2.375% 3/22/17 (e)		400,000	398,810
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	172,435

TOTAL NETHERLANDS			3,949,894

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/18 (e)		400,000	399,287
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	414,172
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	271,579

TOTAL SINGAPORE			685,751

Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (f)	EUR	441,000	494,107
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (f)	EUR	300,000	348,508
United Kingdom - 0.8%
Barclays Bank PLC 6.75% 1/16/23 (f)	GBP	300,000	456,382
BAT International Finance PLC 3.25% 6/7/22 (e)		200,000	205,869
Direct Line Insurance Group PLC 9.25% 4/27/42 (f)	GBP	100,000	172,658
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	185,393
Experian Finance PLC 2.375% 6/15/17 (e)		425,000	424,397
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	592,941
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	574,449
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	442,799
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	415,824
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	111,753
Tesco PLC 5.875% 9/12/16	EUR	100,000	111,713
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	221,340
Wales & West Utilities Finance PLC 6.75% 12/17/36 (f)	GBP	150,000	238,028

TOTAL UNITED KINGDOM			4,153,546

United States of America - 3.3%
Altria Group, Inc.:
2.85% 8/9/22		500,000	501,706
9.25% 8/6/19		134,000	164,004
American Express Co. 1.55% 5/22/18		550,000	546,342
American International Group, Inc. 5% 4/26/23	GBP	200,000	317,151
AutoZone, Inc. 3.125% 7/15/23		400,000	398,740
Bank of America Corp. 4.2% 8/26/24		950,000	943,312
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	551,823
4.15% 4/1/45		150,000	139,071
Chevron Corp.:
2.427% 6/24/20		200,000	200,121
3.191% 6/24/23		300,000	301,988
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,253,024
4.5% 1/14/22		150,000	161,447
CME Group, Inc. 3% 3/15/25		300,000	301,610
Comcast Corp. 3.6% 3/1/24		350,000	366,886
General Electric Co. 5.25% 12/6/17		550,000	591,561
Glencore Funding LLC 3.125% 4/29/19 (e)		250,000	190,475
H.J. Heinz Co. 5.2% 7/15/45 (e)		250,000	262,311
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	348,476
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,174,047
Medtronic, Inc.:
3.5% 3/15/25		700,000	718,950
4.375% 3/15/35		450,000	459,748
4.625% 3/15/45		450,000	472,752
Metropolitan Life Global Funding I 3% 1/10/23 (e)		350,000	350,131
Morgan Stanley 4.35% 9/8/26		950,000	952,956
NBCUniversal, Inc. 4.375% 4/1/21		500,000	548,429
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	183,241
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	110,067
Prologis LP:
3% 1/18/22	EUR	300,000	345,513
3% 6/2/26	EUR	250,000	280,207
3.375% 2/20/24	EUR	450,000	524,241
Qwest Corp. 6.75% 12/1/21		650,000	677,625
SABMiller Holdings, Inc.:
2.2% 8/1/18 (e)		450,000	452,655
2.45% 1/15/17 (e)		400,000	403,308
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	601,927
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (e)		600,000	600,531
Wells Fargo & Co. 3.676% 6/15/16		450,000	454,538
William Wrigley Jr. Co. 2.9% 10/21/19 (e)		150,000	152,796

TOTAL UNITED STATES OF AMERICA			17,003,710

TOTAL NONCONVERTIBLE BONDS
(Cost $37,818,733)			35,824,117

Government Obligations - 23.9%
Canada - 0.6%
Canadian Government 1.5% 6/1/23	CAD	4,000,000	2,955,529
Denmark - 0.5%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,000,000	2,341,184
Germany - 1.8%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,000,000	1,190,559
2% 1/4/22	EUR	1,000,000	1,225,028
2% 8/15/23	EUR	1,200,000	1,497,767
2.5% 7/4/44	EUR	3,400,000	5,013,459
4.75% 7/4/34	EUR	250,000	451,406

TOTAL GERMANY			9,378,219

Italy - 2.1%
Buoni del Tesoro Poliennali 4.5% 3/1/24	EUR	5,450,000	7,415,405
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	2,300,000	3,320,994

TOTAL ITALY			10,736,399

Japan - 8.1%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	460,000,000	3,970,594
0.1% 2/15/16	JPY	160,000,000	1,321,670
0.1% 6/15/16	JPY	834,000,000	6,892,237
0.4% 9/20/25	JPY	175,000,000	1,487,713
1.3% 6/20/20	JPY	331,000,000	2,896,718
1.3% 3/20/21	JPY	802,750,000	7,095,285
1.7% 9/20/32	JPY	1,014,450,000	9,856,584
2% 9/20/40	JPY	781,000,000	7,875,349

TOTAL JAPAN			41,396,150

Netherlands - 2.5%
Dutch Government:
0.25% 7/15/25	EUR	8,800,000	9,358,566
2.75% 1/15/47	EUR	2,400,000	3,626,246

TOTAL NETHERLANDS			12,984,812

Spain - 2.6%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (e)	EUR	600,000	711,594
2.15% 10/31/25(Reg. S) (e)	EUR	2,350,000	2,685,530
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	7,744,278
5.5% 4/30/21	EUR	1,400,000	1,898,027

TOTAL SPAIN			13,039,429

United Kingdom - 1.2%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,936,478
4% 3/7/22	GBP	1,250,000	2,088,385
5% 3/7/25	GBP	950,000	1,761,540
6% 12/7/28	GBP	50,000	106,175

TOTAL UNITED KINGDOM			5,892,578

United States of America - 4.5%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	201,492
2.75% 11/15/42		300,000	301,606
3% 11/15/44		200,000	210,141
3% 5/15/45		350,000	367,404
3.625% 2/15/44		500,000	592,246
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25		3,000,000	2,930,007
U.S. Treasury Notes:
1.625% 11/15/22		8,000,000	7,991,560
1.75% 5/15/23		2,500,000	2,507,813
2.25% 11/15/24		6,100,000	6,285,861
2.75% 11/15/23		1,500,000	1,610,333

TOTAL UNITED STATES OF AMERICA			22,998,463

TOTAL GOVERNMENT OBLIGATIONS
(Cost $128,617,901)			121,722,763

Asset-Backed Securities - 0.2%
Channel Link Enterprises Finance PLC 3.209% 6/30/50 (Cost $1,240,294)(f)	EUR	950,000	1,017,313

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1044% 4/19/21 (Cost $145,448)(f)	GBP	94,332	130,654

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17
(Cost $998,977)		1,000,000	1,010,241

Preferred Securities - 0.6%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (f)(g)	GBP	200,000	425,178
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (f)		350,000	391,787
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (f)(g)		275,000	311,192
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (f)	EUR	800,000	952,916
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (f)(g)	GBP	500,000	704,145
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,785,218
		Shares	Value

Equity Central Funds - 1.5%
Fidelity Commodity Strategy Central Fund (a)(h)		437,800	2,539,240
Fidelity Emerging Markets Equity Central Fund (a)(h)		31,100	5,084,850
TOTAL EQUITY CENTRAL FUNDS
(Cost $7,913,221)			7,624,090

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.38% (i)		24,299,548	24,299,548
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)		57,000	57,000
TOTAL MONEY MARKET FUNDS
(Cost $24,356,548)			24,356,548
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $500,185,074)			502,505,652
NET OTHER ASSETS (LIABILITIES) - 1.1%			5,826,432
NET ASSETS - 100%			$508,332,084

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,692 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,247,558 or 1.8% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Corus Entertainment, Inc.	1/27/16	$34,458

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,174
Fidelity Securities Lending Cash Central Fund	4,218
Total	$26,392

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$2,517,350	$--	$2,539,240	0.6%
Fidelity Emerging Markets Equity Central Fund	--	5,395,871	--	5,084,850	1.6%
Total	$--	$7,913,221	$--	$7,624,090

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,674,062	$30,387,210	$21,286,852	$--
Consumer Staples	23,581,014	17,998,947	5,582,067	--
Energy	11,075,325	6,920,685	4,154,640	--
Financials	48,652,899	20,115,341	28,537,558	--
Health Care	41,147,238	26,807,715	14,339,523	--
Industrials	32,319,296	14,450,359	17,868,937	--
Information Technology	70,972,533	58,491,723	12,480,810	--
Materials	6,463,612	1,360,910	5,102,702	--
Telecommunication Services	8,139,654	6,713,362	1,426,292	--
Utilities	1,309,481	26,353	1,283,128	--
Investment Companies	12,699,594	12,699,594	--	--
Corporate Bonds	35,824,117	--	35,824,117	--
Government Obligations	121,722,763	--	121,722,763	--
Asset-Backed Securities	1,017,313	--	1,017,313	--
Commercial Mortgage Securities	130,654	--	130,654	--
Supranational Obligations	1,010,241	--	1,010,241	--
Preferred Securities	2,785,218	--	2,785,218	--
Equity Central Funds	7,624,090	7,624,090	--	--
Money Market Funds	24,356,548	24,356,548	--	--
Total Investments in Securities:	$502,505,652	$227,952,837	$274,552,815	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$64,167,396
Level 2 to Level 1	$12,542

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $502,075,644. Net unrealized appreciation aggregated $430,008, of which $31,892,294 related to appreciated investment securities and $31,462,286 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016